Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand	₸ 259,639	₸ 179,766
Current accounts with other banks	274,534	196,194
Short-term deposits with other banks	216,217	229,389
Reverse repurchase agreements	70,076	10,011
Total cash and cash equivalents	₸ 820,466	₸ 615,360	₸ 342,101	₸ 330,409